Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Entity Registrant Name	CENTERPOINT ENERGY HOUSTON ELECTRIC LLC
Trading Symbol	CNP
Amendment Flag	false
Entity Central Index Key	0000048732
No Trading Symbol Flag	true
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Incorporation State Country Code	TX
Entity File Number	1-3187
Entity Tax Identification Number	22-3865106
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	6.95% General Mortgage Bonds due 2033
Security Exchange Name	NYSE
Entity Emerging Growth Company	false